Summary of significant transactions - Clinical collaboration agreement with Adaptimmune (Details) - Adaptimmune Collaboration [member] - USD ($)		12 Months Ended
	May 30, 2024	Dec. 31, 2024
Summary Of Significant Transaction [line items]
Upfront Exclusivity Payment	$ 70,000,000
Research And Development Payment	$ 15,000,000
Upfront Exclusive Research And Development Payable		$ 15,000,000
Intangible assets capitalised		70,000,000
Deferred Expenses		15,000,000
First Payment [member]
Summary Of Significant Transaction [line items]
Upfront Exclusivity Payment		70,000,000
Second Payment [member]
Summary Of Significant Transaction [line items]
Research And Development Payment		$ 15,000,000